Deferred tax credits	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Credits
Deferred tax credits

Note   11.               Deferred tax credits

WISeKey Semiconductors SAS is eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2022 and 2021, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 692,314 and USD 846,808. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first.

Note 12.      Deferred tax credits

WISeKey Semiconductors SAS is eligible for research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2021 and 2020, the receivable balances in respect of these research tax credits owed to the Group were respectively USD 846,808 and USD 1,310,685. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first.